Note 8 - Income Taxes	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Income Tax Disclosure [Text Block]

8.         Income Taxes

Under the laws of the countries of the companies’ incorporation and/or vessels’ registration, the companies are not subject to tax on international shipping income, however, they are subject to registration and tonnage taxes, which have been included in “Vessel operating expenses” in the consolidated statements of operations.

Under the United States Internal Revenue Code of 1986, as amended (the “Code”), the U.S. source gross transportation income of a ship-owning or chartering corporation, such as the Company, is subject to a 4% U.S. federal income tax without allowance for deduction, unless that corporation qualifies for exemption from tax under Section 883 of the Code and the Treasury Regulations promulgated thereunder. U.S. source gross transportation income consists of 50% of the gross shipping income that is attributable to transportation that begins or ends, but that does not both begin and end, in the United States.

Under the Code, a corporation will be exempt from U.S. federal income tax if its stock is primarily and regularly traded on an established securities market in its country of organization, in another country that grants an “equivalent exemption” to United States corporations, or in the United States, which is referred to as the “Publicly Traded Test”. Under IRS regulations, a Company’s shares will be considered to be regularly traded on an established securities market if (i) one or more classes of its shares representing 50% or more of its outstanding shares, by voting power of all classes of shares of the corporation entitled to vote and of the total value of the shares of the corporation, are listed on the market and (ii) (A) such class of shares is traded on the market, other than in minimal quantities, on at least 60 days during the taxable year or one sixth of the days in a short taxable year; and (B) the aggregate number of shares of such class of shares traded on such market during the taxable year must be at least 10% of the average number of shares of such class of shares outstanding during such year or as appropriately adjusted in the case of a short taxable year.  Notwithstanding the foregoing, the treasury regulations provide, in pertinent part, that a class of the Company’s shares will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified share attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the vote and value of such class of the Company’s outstanding shares (“5% Override Rule”).

For the taxable years 2019, 2020 and 2021 the Company believes that it was exempt from U.S. federal income tax of 4% on U.S. source shipping income, as it believes that it satisfies the Publicly Traded Test for the respective year, although it is subject to the 5% Override Rule, because the non-qualified 5% shareholders did not own more than 50% of the Company’s common stock for more than half of the days during the taxable years.